SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Total assets	$ 151,303	$ 177,435
Current liabilities:
Accounts payable-intercompany	30,875	50,757
Total current liabilities	49,033	69,793
Total liabilities	52,115	75,269
Stockholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 40,335 and 39,799 shares issued at December 31, 2019 and December 31, 2018, respectively; 35,525 and 35,318 shares outstanding at December 31, 2019 and December 31, 2018, respectively	123	123
Additional paid-in capital	1,265,615	1,264,160
Treasury stock, at cost: 4,810 and 4,481 shares at December 31, 2019 and December 31, 2018, respectively	(11,948)	(10,899)
Accumulated deficit	(1,216,703)	(1,212,790)
Accumulated other comprehensive income	62,101	61,572
Shareholders’ equity	99,188	102,166
Total liabilities and shareholders' equity	151,303	177,435
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries	113,317	115,285
Total assets	113,317	115,285
Current liabilities:
Accounts payable-intercompany	14,129	13,119
Total current liabilities	14,129	13,119
Total liabilities	14,129	13,119
Stockholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 40,335 and 39,799 shares issued at December 31, 2019 and December 31, 2018, respectively; 35,525 and 35,318 shares outstanding at December 31, 2019 and December 31, 2018, respectively	123	123
Additional paid-in capital	1,265,615	1,264,160
Treasury stock, at cost: 4,810 and 4,481 shares at December 31, 2019 and December 31, 2018, respectively	(11,948)	(10,899)
Accumulated deficit	(1,216,704)	(1,212,790)
Accumulated other comprehensive income	62,102	61,572
Shareholders’ equity	99,188	102,166
Total liabilities and shareholders' equity	$ 113,317	$ 115,285